Non-controlling interests	12 Months Ended
Dec. 31, 2025
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Non-controlling interests

30.	Non-controlling interests
As of 31 December 2025 and 2024, material non-controlling interests relate to Ambev, a Brazilian listed subsidiary in which AB InBev has 61.73% ownership, and Budweiser APAC, an Asia Pacific listed subsidiary in which AB InBev has 87.22% ownership. The tables below provide summarized information derived from the consolidated financial statements of Ambev and Budweiser APAC as of 31 December 2025, 2024 and 2023, in accordance with IFRS.
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2025	31 December 2024	31 December 2025	31 December 2024

Summarized statement of financial position information
Current assets	7 951	8 746	3 810	3 824
Non-current assets	18 394	17 498	10 958	10 945
Current liabilities	8 264	7 976	3 832	3 924
Non-current liabilities	1 947	2 186	608	605
Equity attributable to equity holders	15 977	15 930	10 262	10 184
Non-controlling interests	156	151	66	56

	Ambev			Budweiser APAC
Million US dollar	2025	2024	2023	2025	2024	2023

Summarized income statement and other comprehensive income information
Revenue	15 751	16 678	15 920	5 764	6 246	6 856
Net income	2 854	2 768	2 987	520	750	880

Attributable to:
Equity holders	2 767	2 692	2 895	489	719	852
Non-controlling interests	87	76	92	31	31	28

Net income	2 854	2 768	2 987	520	750	880
Other comprehensive income	(1 759)	1 677	(1 909)	287	(694)	(286)
Total comprehensive income	1 095	4 445	1 078	807	56	594

Attributable to:
Equity holders	1 028	4 337	1 011	772	33	567
Non-controlling interests	66	108	67	35	23	27

Summarized cash flow information
Cash flow from operating activities	4 364	4 866	4 934	951	1 135	1 811
Cash flow from investing activities	(884)	(1 019)	(1 151)	(324)	(409)	(447)
Cash flow from financing activities	(4 779)	(1 930)	(3 218)	(738)	(903)	(621)
Net increase/(decrease) in cash and cash equivalents	(1 298)	1 917	565	(111)	(177)	743
Dividends paid by Ambev and its subsidiaries to non-controlling interests (i.e., to entities outside the AB InBev Group) amounted to 1.4 billion US dollar for 2025 (2024: 0.8 billion US dollar; 2023: 1.0 billion US dollar). In 2025, Budweiser APAC and its subsidiaries paid a final dividend related to the financial year 2025 to non-controlling interests amounting to 119m US dollar (2024: 119m US dollar; 2023: 94m US dollar).
Other non-controlling interests not deemed individually material by the company mainly related to the company’s operations in Africa in association with the Castel Group (e.g., Botswana, Ghana, Mozambique, Nigeria, Tanzania, Uganda and Zambia), as well as non-controlling interests in US-based metal container operations from Apollo Global Management, Inc. (“Apollo”) and non-controlling interests recognized in respect of the company’s subsidiaries in Colombia, Ecuador and Peru.